SHORT-TERM PREPAYMENTS AND OTHER RECEIVABLES (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Jun. 30, 2023 VND (₫)	Dec. 31, 2022 VND (₫)
Financial assets:
Cash collateral to support Standby letter of credit issuances and other financial assets							₫ 808,518
Restricted cash	₫ 368,340	$ 15,183,017	₫ 102,932	[1]		₫ 152,105
Subtotal							808,518
Non-financial assets:
Valued added tax deductible							4,697,711
Import tax to be refunded							604,755
Other receivables							12,697
Other prepaid expenses and others							333,488
Subtotal							5,648,651
TOTAL	₫ 8,571,523	$ 353,319,167	8,006,103	[1]			6,457,169
As previously reported
Financial assets:
Cash collateral to support Standby letter of credit issuances and other financial assets			358,883		$ 15,037,417
Restricted cash			96,446		4,041,146
Subtotal			455,329		19,078,563
Non-financial assets:
Valued added tax deductible			5,807,909		243,354,940
Import tax to be refunded			592,559		24,828,585
Other receivables			9,245		387,371
Other prepaid expenses and others			455,731		19,095,408
Subtotal			6,865,444		287,666,304
TOTAL			₫ 7,320,773		$ 306,744,867		₫ 6,457,169

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).